Revenue - Narrative (Details) - Forward contract m³ in Thousands, T in Thousands, MWh in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) m³ MWh T	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	$ 67.5	$ 73.5	$ 89.9
Soybean
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	$ 20.5
Derivative notional amount | T	68,408
Wheat
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	$ 3.8
Derivative notional amount | T	17,183
Corn
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	$ 8.5
Derivative notional amount | T	47,414
Ethanol
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	$ 4.5
Cubic meters of product | m³	8,975
Energy
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	$ 21.2
MWh of energy | MWh	555,744
Sugar
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	$ 4.5
Derivative notional amount | T	9,314